Restatement of Previously Filed Balance Sheet - Summary of Restatement to the Balance Sheet (Detail)	Jan. 12, 2021 USD ($)
Disclosure of Restatement to Prior Period Financial Statements [Line Items]
Total assets	$ 605,776,800
Total current liabilities	822,089
Derivative warrant liabilities	184,472,850
Total liabilities	206,426,189
Class A ordinary shares subject to possible redemption	603,750,000
Preference shares	0
Additional paid-in capital	0
Accumulated deficit	(204,400,898)
Total shareholders' equity (deficit)	(204,399,389)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)	605,776,800
Common Class A [Member]
Disclosure of Restatement to Prior Period Financial Statements [Line Items]
Common stock value	0
Common Class B [Member]
Disclosure of Restatement to Prior Period Financial Statements [Line Items]
Common stock value	1,509
As Previously Reported [Member]
Disclosure of Restatement to Prior Period Financial Statements [Line Items]
Total assets	605,776,800
Total current liabilities	822,089
Deferred underwriting commissions	21,131,250
Total liabilities	21,953,339
Class A ordinary shares subject to possible redemption	578,823,460
Additional paid-in capital	5,101,749
Accumulated deficit	(103,506)
Total shareholders' equity (deficit)	5,000,001
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)	605,776,800
As Previously Reported [Member] | Common Class A [Member]
Disclosure of Restatement to Prior Period Financial Statements [Line Items]
Common stock value	249
As Previously Reported [Member] | Common Class B [Member]
Disclosure of Restatement to Prior Period Financial Statements [Line Items]
Common stock value	1,509
Adjustments [Member]
Disclosure of Restatement to Prior Period Financial Statements [Line Items]
Derivative warrant liabilities	184,472,850
Total liabilities	184,472,850
Class A ordinary shares subject to possible redemption	24,926,540
Preference shares	0
Additional paid-in capital	(5,101,749)
Accumulated deficit	(204,297,392)
Total shareholders' equity (deficit)	(209,399,390)
Adjustments [Member] | Common Class A [Member]
Disclosure of Restatement to Prior Period Financial Statements [Line Items]
Common stock value	(249)
As Restated [Member]
Disclosure of Restatement to Prior Period Financial Statements [Line Items]
Total assets	605,776,800
Total current liabilities	822,089
Deferred underwriting commissions	21,131,250
Derivative warrant liabilities	184,472,850
Total liabilities	206,426,189
Class A ordinary shares subject to possible redemption	603,750,000
Preference shares	0
Accumulated deficit	(204,400,898)
Total shareholders' equity (deficit)	(204,399,389)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Deficit)	605,776,800
As Restated [Member] | Common Class B [Member]
Disclosure of Restatement to Prior Period Financial Statements [Line Items]
Common stock value	$ 1,509